Organization (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Ocwen Financial Corporation (NYSE: OCN) (Ocwen, we, us and our) is a financial services holding company which, through its subsidiaries, is engaged in the servicing and origination of mortgage loans. Ocwen is headquartered in Atlanta, Georgia with offices throughout the United States (U.S.) and in the United States Virgin Islands (USVI) with support operations in India and the Philippines. Ocwen is a Florida corporation organized in February 1988.
Ocwen owns all of the common stock of its primary operating subsidiary, Ocwen Mortgage Servicing, Inc. (OMS), and directly or indirectly owns all of the outstanding stock of its other primary operating subsidiaries: Ocwen Loan Servicing, LLC (OLS), Ocwen Financial Solutions Private Limited, Homeward Residential, Inc. (Homeward), and Liberty Home Equity Solutions, Inc. (Liberty).
We perform primary and master servicer activities on behalf of investors and other servicers, including the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) (collectively, the GSEs), the Government National Mortgage Association (Ginnie Mae) and private-label securitizations (non-Agency). As primary servicer, we may be required to make certain payments of property taxes and insurance premiums, default and property maintenance payments, as well as advances of principal and interest payments before collecting them from borrowers. As master servicer, we collect mortgage payments from primary servicers and distribute the funds to investors in the mortgage-backed securities. To the extent the primary servicer does not advance the scheduled principal and interest, as master servicer we are responsible for advancing the shortfall subject to certain limitations.
We originate, purchase, sell and securitize conventional (conforming to the underwriting standards of Fannie Mae or Freddie Mac; collectively referred to as Agency loans) and government-insured (Federal Housing Authority (FHA) or Department of Veterans Affairs (VA)) forward and reverse mortgages. The GSEs or Ginnie Mae guarantee these securitizations.

Consolidation and Basis of Presentation
Note 1B - Basis of Presentation
The accompanying unaudited consolidated financial statements have been prepared in conformity with the instructions of the Securities and Exchange Commission (SEC) to Form 10-Q and SEC Regulation S-X, Article 10, Rule 10-01 for interim financial statements. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (GAAP) for complete financial statements. In our opinion, the accompanying unaudited consolidated financial statements contain all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation. The results of operations and other data for the three and nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for any other interim period or for the year ending December 31, 2015. The unaudited consolidated financial statements presented herein should be read in conjunction with the audited consolidated financial statements and related notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2014.

Consolidation and Basis of Presentation
Principles of Consolidation
Our financial statements include the accounts of Ocwen, its majority-owned subsidiaries and any variable interest entity (VIE) for which we have determined that we are the primary beneficiary. We apply the equity method of accounting to investments when the entity is not a VIE, and we are able to exercise significant influence, but not control, over the policies and procedures of the entity but own 50% or less of the voting securities.
We have eliminated intercompany accounts and transactions in consolidation.
Foreign Currency Translation
Where the functional currency is not the U.S. dollar, we translate the assets and liabilities of foreign subsidiaries into U.S. dollars at the current rate of exchange existing at the balance sheet date, while revenues and expenses are translated at average exchange rates during the reported period. Non-current assets and equity are translated to U.S. dollars at historical exchange rates. We report the resulting translation adjustments as a component of Accumulated other comprehensive loss in Stockholders’ equity in our Consolidated Balance Sheets. Where the functional currency of a foreign subsidiary is the U.S. dollar, re-measurement adjustments of foreign-denominated amounts to U.S. dollars are included in Other, net in our Consolidated Statements of Operations.

Reclassifications
Reclassifications
Within the Other income (expense) section of the Unaudited Consolidated Statements of Operations for the three and nine months ended September 30, 2014, we reclassified Interest income from Other, net to a separate line item to conform to the current year presentation.
Certain insignificant amounts in the Unaudited Consolidated Statements of Cash Flows for the nine months ended September 30, 2014 have been reclassified to conform to the current year presentation. These reclassifications had no impact on our consolidated cash flows from operating, investing or financing activities.

Reclassifications
Within the Total assets section of the Consolidated Balance Sheet at December 31, 2013, we reclassified Debt service accounts (previously reported as a separate line item) of $129.9 million to Other assets. In addition, certain other insignificant amounts in the Consolidated Statements of Cash Flows for prior years have been reclassified to conform to the current year presentation. These reclassifications had no impact on our consolidated financial position, cash flows or results of operations.

Use of Estimates and Assumptions
Use of Estimates and Assumptions
The preparation of financial statements in conformity with GAAP requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the reported amounts of revenues and expenses during the reporting period and the related disclosures in the accompanying notes. Such estimates and assumptions include, but are not limited to, those that relate to fair value measurements, the provision for potential losses that may arise from litigation proceedings, and representation and warranty and other indemnification obligations. In developing estimates and assumptions, management uses all available information; however, actual results could materially differ from those estimates and assumptions.

Use of Estimates and Assumptions
The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the reported amounts of revenues and expenses during the reporting period and the related disclosures in the accompanying notes. Such estimates and assumptions include, but are not limited to, those that relate to fair value measurements, the provision for potential losses that may arise from litigation proceedings, representation and warranty and other indemnification obligations and the valuation of goodwill. In developing estimates and assumptions, management uses all available information; however, actual results could materially differ because of uncertainties associated with estimating the amounts, timing and likelihood of possible outcomes.

Cash		Cash Cash includes both interest-bearing and non-interest-bearing demand deposits with financial institutions that have original maturities of 90 days or less.
Mortgage Servicing Rights
Mortgage Servicing Rights
MSRs are assets representing our right to service portfolios of mortgage loans. We have primarily obtained MSRs through asset purchases or business combination transactions. We also retain MSRs on originated loans when they are sold in the secondary market. For servicing retained in connection with the securitization of reverse mortgage loans accounted for as secured financings, we do not recognize an MSR.
An agreement between the various parties to a mortgage securitization transaction typically specifies the rights and obligations of the holder of the MSRs which include guidelines and procedures for servicing the loans. Two examples of these guidelines and procedures include remittance and reporting requirements. The UPB of the loan portfolios that we service for others is not included on our balance sheet.
Custodial accounts, which hold funds representing collections of principal and interest that we receive from borrowers (float balances), are held in escrow by an unaffiliated bank and excluded from our balance sheet.
All newly acquired or retained MSRs are initially measured at fair value. We recognize a servicing liability for those portfolio contracts that are not expected to compensate us adequately for performing the servicing. For this purpose, we define contracts as conventional, government-insured or non-Agency (commonly referred to as non-prime, subprime or private-label loans) based on their general comparability with regard to servicing guidelines, underwriting standards and borrower risk characteristics. Servicing assets are not recognized for subservicing arrangements entered into with the entity that owns the MSRs. Subsequent to acquisition, we account for servicing assets and servicing liabilities using the amortization method or the fair value measurement method. The fair value election is irrevocable and can be made at the beginning of any fiscal year. Additionally, transferring servicing assets and servicing liabilities from a class subsequently measured using the amortization method to a class subsequently measured at fair value is permitted as of the start of any fiscal year. Once the fair value election is made for a particular class of MSRs, that election applies to all subsequently acquired or originated servicing assets and liabilities with characteristics consistent with the class. We defined our classes based on our strategy for managing the risks of the underlying portfolios. For certain of the servicing assets, we previously managed the effects of interest rate risk with derivative financial instruments. We elected to account for this class of servicing assets using the fair value measurement method.
For servicing assets or liabilities that we account for using the amortization method, we amortize the balances in proportion to, and over the period of, estimated net servicing income (if servicing revenues exceed servicing costs) or net servicing loss (if servicing costs exceed servicing revenues). We assess servicing assets or liabilities for impairment or increased obligation based on fair value at each reporting date. Estimated net servicing income is primarily driven by the estimated future cash flows of the underlying mortgage loan portfolio, which, absent new purchases, declines over time from prepayments and scheduled loan amortization. We adjust MSR amortization prospectively in response to changes in estimated projections of future cash flows. We perform an impairment analysis based on the difference between the carrying amount and estimated fair value after grouping the underlying portfolios into the applicable strata. We recognize any impairment through a valuation allowance. We adjust the valuation allowance to reflect subsequent changes in the measurement of impairment. However, we do not recognize fair value in excess of the carrying amount of servicing assets for that stratum.
For servicing assets or liabilities that we account for at fair value on a recurring basis, we measure the balances at fair value at each reporting date and report changes in fair value in earnings in the period in which the changes occur.
We earn fees for servicing mortgage loans. We collect servicing fees, generally expressed as a percent of UPB, from the borrowers’ payments. We also include late fees, prepayment penalties, float earnings and other ancillary fees in servicing revenue. We recognize servicing fees as revenue when the fees are earned which is generally when the borrowers’ payments are collected or when loans are modified or liquidated through the sale of the underlying real estate collateral or otherwise.

Advances and Match Funded Advances
Advances and Match Funded Advances
During any period in which a borrower does not make payments, most of our servicing agreements require that we advance our own funds to meet contractual principal and interest remittance requirements for the investors, to pay property taxes and insurance premiums and to process foreclosures. We also advance funds to maintain, repair and market foreclosed real estate properties on behalf of investors. These advances are made pursuant to the terms of each servicing contract. Each servicing contract is associated with specific loans, identified as a pool.
When we make an advance on a loan under each servicing contract, we are entitled to recover that advance either from the borrower, for reinstated and performing loans, or from investors, for liquidated loans. Most of our servicing contracts provide that the advances made under the respective agreement have priority over all other cash payments from the proceeds of the loan, and in the majority of cases, the proceeds of the pool of loans that are the subject of that servicing contract. As a result, we are entitled to repayment from loan proceeds before any interest or principal is paid on the bonds, and in the majority of cases, advances in excess of loan proceeds may be recovered from pool level proceeds.
We establish an allowance for losses through a charge to earnings to the extent that we believe advances are uncollectible under the provisions of each servicing contract taking into consideration historical loss and delinquency experience, length of delinquency and the amount of the advance. However, we are generally only obligated to advance funds to the extent that we believe the advances are recoverable from expected proceeds from the loan. We assess collectibility using proprietary cash flow projection models that incorporate a number of different factors, depending on the characteristics of the mortgage loan or pool, including, for example, time to a foreclosure sale, estimated costs of foreclosure action, future property tax payments and the value of the underlying property net of carrying costs, commissions and closing costs.

Loans Held for Sale
Loans Held for Sale
Loans held for sale include residential mortgage loans that we originate or purchase and do not intend to hold until maturity. We report loans held for sale at either fair value or the lower of cost or fair value computed on an aggregate basis. For loans held for sale that are reported at the lower of cost or fair value, loan origination fees, as well as premium and discount, points and incremental direct origination costs, are initially recorded as an adjustment of the cost basis of the loan and are deferred until the loan is sold. For loans that we elected to measure at fair value on a recurring basis, we report changes in fair value in Gain on loans held for sale, net in the Consolidated Statements of Operations in the period in which the changes occur. These loans are expected to be sold into the secondary market to the GSEs or into Ginnie Mae guaranteed securitizations.
For all other loans held for sale which we report at the lower of cost or fair value, we account for the excess of cost over fair value as a valuation allowance and include changes in the valuation allowance in Other, net, in the Consolidated Statements of Operations in the period in which the change occurs.
We accrue interest income as earned. We place loans on non-accrual status after any portion of principal or interest has been delinquent for more than 89 days, or earlier if management determines the borrower is unable to continue performance. When we place a loan on non-accrual status, we reverse the interest that we have accrued but not yet received. We return loans to accrual status only when we reinstate the loan and there is no significant uncertainty as to collectability.

Loans Held for Investment
Loans Held for Investment
Loans held for investment include reverse residential mortgage loans that we originate and which we have elected to measure at fair value. These reverse mortgages are insured by the FHA and pooled into Ginnie Mae guaranteed securities that we sell into the secondary market with servicing rights retained. Loan transfers in these Ginnie Mae securitizations do not meet the definition of a participating interest and as a result, the transfers of the reverse mortgages do not qualify for sale accounting. Therefore, we account for these transfers as financings, with the reverse mortgages classified as Loans held for investment - reverse mortgages, at fair value, on our Consolidated Balance Sheets, with no gain or loss recognized on the transfer.
Unlike loans held for sale, upfront costs and fees related to loans held for investment, including broker fees, are recognized in earnings as incurred and are not capitalized. However, we capitalize premiums on loans purchased via the correspondent channel, because they represent part of the purchase price. Changes in the fair value of the reverse mortgages are included in Other revenues in our Consolidated Statements of Operations. Included in net fair value gains on reverse mortgages is interest income that we expect to collect on the reverse mortgages. We report originations and collections of reverse mortgages in investing activities in the Consolidated Statements of Cash Flows. We report net fair value gains on reverse mortgages as an adjustment to the net cash provided by or used in operating activities in the Consolidated Statements of Cash Flows. Proceeds from securitizations of reverse mortgages are included in financing activities in the Consolidated Statements of Cash Flows.

Transfers of Financial Assets
Transfers of Financial Assets
We securitize, sell and service forward and reverse residential mortgage loans. Securitization transactions typically involve the use of VIEs and are accounted for either as sales or as secured financings. We typically retain economic interests in the securitized assets in the form of servicing rights and obligations. In order to efficiently finance our assets and operations and create liquidity, we may sell servicing advances, MSRs or the right to receive servicing fees, excluding ancillary income, relating to certain of our MSRs (Rights to MSRs).
In order to determine whether or not a VIE is required to be consolidated, we consider our ongoing involvement with the VIE. In circumstances where we have both the power to direct the activities that most significantly impact the performance of the VIE and the obligation to absorb losses or the right to receive benefits that could be significant, we would conclude that we would consolidate the entity, which precludes us from recording an accounting sale in connection with the transfer of the financial assets. In the case of a consolidated VIE, we continue to report the underlying residential mortgage loans or servicing advances, and we record the securitized debt on our consolidated balance sheet.
In the case of transfers where either one or both of the power or economic criteria above are not met, we evaluate whether we achieve a sale for accounting purposes. In order to achieve a sale, the transferred assets must be legally isolated, not be constrained by restrictions from further transfer and be deemed to be beyond our control. If the transfer does not meet any of these three criteria, the accounting is consistent with a secured financing as described in the preceding paragraph. In certain situations, we may have continuing involvement in transferred loans through our retained servicing. Additionally, we may have the right, but not the obligation, to buy certain re-performing loans from the purchaser for which we have secured a commitment to re-pool those loans under a Ginnie Mae program. In both cases, transactions involving these situations typically would still be eligible for sale accounting, as we have ceded effective control of these loans to the purchaser. Subsequent to the determination that a transaction does not meet the accounting sale criteria, we may determine that we meet the criteria. In the event we subsequently meet the sale accounting criteria, we derecognize the transferred assets and related liabilities.
In the case of transfers of MSRs and Rights to MSRs where we retain the right to subservice, we defer the related gain or loss and amortize the balance over the life of the subservicing agreement.
Gains or losses on off-balance sheet securitizations take into consideration any retained interests, including servicing rights and representation and warranty obligations, both of which are initially recorded at fair value at the date of sale in Gain on loans held for sale, net, in our Consolidated Statements of Operations.

Goodwill
Goodwill
Goodwill represents the cost of acquired businesses in excess of the fair value of the net assets acquired, including any identifiable intangible assets.
For purposes of testing goodwill for impairment, we review our reportable segments periodically to determine if any reportable segment includes more than one operating segment, the performance of which is regularly reviewed by our chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance. To the extent that multiple operating segments are identified within one or more reportable segments, we review those operating segments to determine if any of its components represent reporting units - that is, a business for which discrete financial information is available and the operating results of which are regularly reviewed by operating segment management. We aggregate two or more components of an operating segment and deem them a single reporting unit if the components have similar economic characteristics. However, we deem an operating segment to be a reporting unit if all of its components are similar, if none of its components is a reporting unit or if it comprises only a single component.
We determine the amount of goodwill assigned to a reporting unit in a manner similar to how we determine the amount of goodwill to recognize in a business combination. That is, we determine the fair value of the acquired business (or portion thereof) to be included in a reporting unit - the fair value of the individual assets acquired and liabilities assumed that are assigned to the reporting unit. Any excess of the fair value of the acquired business (or portion thereof) over the fair value of the individual assets acquired and liabilities assumed that are assigned to the reporting unit is the amount of goodwill assigned to that reporting unit. We assign any goodwill acquired in a business combination to one or more reporting units as of the acquisition date using a reasonable, supportable and consistent methodology and based upon a determination of which reporting units are expected to benefit from the synergies of the business combination, regardless of whether any other assets or liabilities of the acquired business are also assigned to those reporting units. The total amount of acquired goodwill may be divided among a number of reporting units.
We test goodwill for impairment annually or sooner if an event occurs or circumstances change that would more likely than not (defined as having a likelihood of more than 50 percent) reduce the fair value of a reporting unit below its net carrying value. We perform our annual impairment test of goodwill as of August 31st of each year. Goodwill is reviewed for impairment utilizing a two-step process. We have the option of performing a qualitative assessment of impairment to determine whether any further quantitative testing for impairment is necessary. If no impairment is implied based upon the qualitative assessment, no further testing is required. Factors that we consider in the qualitative assessment include general economic conditions, conditions of the industry and market in which we operate, regulatory developments, cost factors and our overall financial performance.
If we perform the two-step quantitative assessment, we first compare the fair value of the reporting unit with its net carrying value, including goodwill. If the net carrying value of the reporting unit exceeds its fair value, we then perform the second step of the impairment test to measure the amount of impairment loss, if any. In the second step, we allocate the reporting unit’s fair value to all of its assets and liabilities in a manner similar to a purchase price allocation, with any residual fair value being allocated to goodwill (implied fair value of goodwill). If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, we recognize an impairment loss in an amount equal to that excess up to the carrying value of goodwill.
In performing the quantitative two-step impairment analysis for goodwill, we use a combination of generally accepted valuation approaches to determine the fair value of the reporting unit. Under the income approach, we use projections of future cash flows discounted at a risk-adjusted market rate. The determination of risk-adjusted market discount rates is subjective and could vary based on the nature of the underlying business, stage of development and revenue to date. The projections of future cash flows and assumptions concerning future operating performance and economic conditions may differ from actual results. Under the market approach, we utilize revenue and earnings multiples based on the market value of guideline publicly-traded companies in developing estimates of the fair value of the reporting unit.

Premises and Equipment
Premises and Equipment
We report premises and equipment at cost and, except for land, depreciate them over their estimated useful lives on a straight-line basis as follows:

Computer hardware and software	2 – 3 years
Buildings	40 years
Leasehold improvements	Term of the lease not to exceed useful life
Furniture and fixtures	5 years
Office equipment	5 years

Representation, Warranty and Indemnification Obligations
Representation, Warranty and Indemnification Obligations
We recognize the fair value of representation and warranty obligations in connection with originations upon the sale or securitization of the loan or upon the completion of an acquisition to the extent that we assume these obligations. Obligations recognized in connection with our loan sales and securitization activities are classified in Other liabilities on our Consolidated Balance Sheet and recognized in Gain on loans held for sale, net on our Consolidated Statements of Operations. The fair value of liabilities assumed as part of an MSR or servicing business acquisition are recognized on the closing date and are classified in Other liabilities on our Consolidated Balance Sheet. Thereafter, the estimation of the liability considers probable future obligations based primarily on actual historical activity for loans of similar type segregated by year of origination and estimated loss severity based on actual loss rates for similar loans, our historical rescission rates and the current pipeline of unresolved demands. Loss severity considers historical repurchase asset impairment levels and non-repurchase settlement amounts as well as current market conditions. We review each demand and monitor through resolution, primarily through rescission, loan repurchase or make-whole payment. We recognize subsequent changes in the liability when additional relevant information becomes available.
In addition to our representation and warranty obligations, we also recognize our obligation to pay compensatory fees, which represent servicer expenses assessed by Fannie Mae and Freddie Mac when foreclosure actions exceed designated contractual timelines. We use a model to estimate a range of compensatory fee losses when we determine those losses are probable. The model uses a compensatory fee database that includes demand and rebuttal history by GSE and portfolio for all foreclosed loans serviced and incorporates the following key assumptions: the contractual timelines by state; the population of loans that have surpassed the contractual timelines; the expected foreclosure timeline by loan; the GSE per diem charge; the expected indemnification from prior servicers for acquired portfolios; the ratio of claims that have been successfully rebutted because delays were outside our control; and the probability that loans will go to foreclosure.

Litigation
Litigation
We monitor our legal matters, including advice from external legal counsel, and periodically perform assessments of these matters for potential loss accrual and disclosure. We establish a liability for settlements, judgments on appeal and filed and/or threatened claims for which we believe that it is probable that a loss has been or will be incurred and the amount can be reasonably estimated. We recognize legal costs associated with loss contingencies as they are incurred.

Derivative Financial Instruments
Derivative Financial Instruments
We recognize all derivatives on our consolidated balance sheet at fair value. On the date that we enter into a derivative contract, we designate and document each derivative contract as one of the following at the time the contract is executed: (a) a hedge of a recognized asset or liability (fair value hedge); (b) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); (c) a hedge of a net investment in a foreign operation; or (d) a derivative instrument not designated as a hedging instrument. To qualify for hedge accounting, a derivative must be highly effective at reducing the risk associated with the exposure being hedged. In addition, the documentation must include the risk management objective and strategy. We assess and document quarterly the extent to which a derivative has been and is expected to continue to be effective in offsetting the changes in the fair value or the cash flows of the hedged item. To assess effectiveness, we use statistical methods, such as regression analysis, as well as non-statistical methods including dollar-offset analysis. For a fair value hedge, we record changes in the fair value of the derivative, to the extent that it is effective, and changes in the fair value of the hedged asset or liability attributable to the hedged risk in the same financial statement category as the hedged item on the face of the statement of operations. For a cash flow hedge, to the extent that it is effective, we record changes in the estimated fair value of the derivative in other comprehensive income. We subsequently reclassify these changes in estimated fair value to net income in the same period, or periods, that the hedged transaction affects earnings and in the same financial statement category as the hedged item. For derivative instruments not designated as a hedge for accounting purposes that were entered into as an economic hedge against changes in fair value of a recognized asset, we report changes in the fair value in the same financial statement category of the statement of operations as the changes in fair value of the related asset. For all other derivative instruments not designated as a hedging instrument, we report changes in their fair values in Other income (expense), net.
If a derivative instrument in a cash flow hedge is terminated or the hedge designation is removed, we reclassify related amounts in accumulated other comprehensive income into earnings in the same period or periods during which the cash flows that were hedged affect earnings. In a period where we determine that it is probable that a hedged forecasted transaction will not occur, such as variable-rate interest payments on debt that has been repaid in advance, any related amounts in accumulated other comprehensive income are reclassified into earnings in that period.
The cash collateral held by counterparties to our derivative agreements is included in Other assets.

Convertible Preferred Stock
Convertible Preferred Stock
We evaluate convertible preferred stock that we issue and determine if the preferred stock should be accounted for as equity or as debt. We also determine if the conversion feature of the preferred stock must be separated from the host contract. We evaluate the change of control provisions to determine if they could result in a redemption not solely under Ocwen’s control, in which case the preferred stock would be classified as “mezzanine” equity rather than permanent equity as part of Stockholders’ equity.
We also evaluate the conversion option of the preferred stock to determine if it represents a Beneficial Conversion Feature (BCF). If we determine that the conversion option is a BCF, we determine the intrinsic value of the BCF — the difference between the price of common stock on the issue date and the conversion price multiplied by the number of shares of common stock into which the Preferred Shares can be converted — and account for it as a discount on the preferred stock with an offsetting increase in additional paid in capital and we determine the period over which the discount is to be amortized.

Stock-Based Compensation
Stock-Based Compensation
We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. For equity awards with a service condition, we recognize the cost as compensation expense ratably over the vesting period. For equity awards with a market condition, we recognize the cost as compensation expense ratably over the expected life of the option that is derived from a lattice (binomial) options pricing model. When equity awards with a market condition meet their vesting requirements, any unrecognized compensation at the vesting date is recognized ratably over the vesting period.

Income Taxes
Income Taxes
In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 270, Interim Financial Reporting, and ASC 740-270, Income Taxes — Interim Reporting, at the end of each interim period, we are required to determine the best estimate of our annual effective tax rate and then apply that rate to “ordinary” income or loss (pre-tax income or loss excluding unusual or infrequently occurring discrete items) in providing for income taxes on an interim period. However, in certain circumstances where we are unable to make a reliable estimate of the annual effective tax rate, ASC 740-270 allows the actual effective tax rate for the interim period to be used in the interim period. For the three months ended September 30, 2015, we calculated an estimate of our annual effective rate for the year and applied that rate to our pre-tax “ordinary” income or loss for the nine months ended September 30, 2015.

Income Taxes
We file consolidated federal income tax returns. We allocate consolidated income tax among all subsidiaries included in the consolidated return as if each subsidiary filed a separate return or, in certain cases, a consolidated return.
We account for income taxes using the asset and liability method which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Additionally, we adjust deferred taxes to reflect estimated tax rate changes. We conduct periodic evaluations to determine whether it is more likely than not that some or all of our deferred tax assets will not be realized. Among the factors considered in this evaluation are estimates of future earnings, the future reversal of temporary differences and the impact of tax planning strategies that we can implement if warranted. We provide a valuation allowance for any portion of our deferred tax assets that, more likely than not, will not be realized. We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. We recognize interest and penalties related to income tax matters in income tax expense.

Basic and Diluted Earnings per Share
Basic and Diluted Earnings per Share
We calculate basic earnings per share based upon the weighted average number of shares of common stock outstanding during the year. We calculate diluted earnings per share based upon the weighted average number of shares of common stock outstanding and all dilutive potential common shares outstanding during the year. The computation of diluted earnings per share includes the estimated impact of the exercise of the outstanding options to purchase common stock using the treasury stock method. The computation of diluted earnings per share also includes the potential shares of converted common stock associated with our previously outstanding Series A Perpetual Convertible Preferred Stock (the Preferred Shares) and 3.25% Contingent Convertible Senior Unsecured Notes (the 3.25% Convertible Notes) using the if-converted method.

Recently Adopted Accounting Standards
Recently Issued Accounting Standards
Business Combinations: Pushdown Accounting - Amendments to SEC Paragraphs Pursuant to Staff Accounting Bulletin No. 115 (ASU 2015-08)
In May 2015, the FASB issued Accounting Standards Update (ASU) 2015-08, which removes references to the SEC’s Staff Accounting Bulletin (SAB) Topic 5.J on pushdown accounting from ASC 805-50, thereby conforming the FASB’s guidance on pushdown accounting with the SEC’s guidance on this topic. The SEC’s issuance of SAB No. 115 had superseded the guidance in SAB Topic 5.J in connection with the FASB’s November 2014 release of ASU 2014-17. ASU 2015-08 became effective for us upon issuance.
Our adoption of ASU 2015-08 on May 11, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Revenue from Contracts with Customers: Deferral of the Effective Date (ASU 2015-14)
In August 2015, the FASB issued Accounting Standards Update (ASU) 2015-14, which defers the effective date of ASU 2014-09, “Revenue from Contracts with Customers”, by one year. In May 2014, the FASB issued ASU 2014-09 to clarify the principles for recognizing revenue and to develop a common revenue standard.
As a result of the issuance of ASU 2015-14, ASU 2014-09 will now be effective for us on January 1, 2018, with early application permitted as of the annual reporting period beginning on January 1, 2017, including interim reporting periods within that reporting period. We are currently evaluating the effect of adopting this standard.
Interest -- Imputation of Interest: Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements -- Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting (ASU 2015-15)
In August 2015, the FASB issued Accounting Standards Update (ASU) 2015-15, which clarifies ASU 2015-03, “Interest -- Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs”, by providing guidance regarding the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. Given the absence of authoritative guidance on this matter, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on that line-of-credit arrangement.
The issuance of ASU 2015-15 does not change the effective date of ASU 2015-03. ASU 2015-03 will be effective for us on January 1, 2016, with early adoption permitted for financial statements that have not been previously issued. We are currently evaluating the effect of adopting this standard.

Recently Adopted Accounting Standards
Liabilities – Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (ASU 2013-04)
This ASU requires an entity to measure obligations resulting from joint and several liability arrangements, for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the following: (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors, and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. Our adoption of ASU 2013-04 on January 1, 2014 did not have a material impact on our consolidated financial condition or results of operations.
Foreign Currency Matters – Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (ASU 2013-05)
This ASU requires that a reporting entity that ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity release any related cumulative translation adjustment (CTA) into net income. The CTA should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For an equity method investment that is a foreign entity, a pro rata portion of the CTA should be released into net income upon a partial sale of such an investment. This ASU clarifies that the sale of an investment in a foreign entity includes both (1) events that result in the loss of a controlling financial interest in a foreign entity, irrespective of any retained investment, and (2) events that result in step acquisition under which an acquirer obtains control of an acquiree in which it held an equity interest immediately before the acquisition date. Under these circumstances, the CTA should be released into net income upon their occurrence. Our adoption of ASU 2013-05 on January 1, 2014 did not have a material impact on our consolidated financial condition or results of operations.
Income Taxes - Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss or a Tax Credit Carryforward Exists (ASU 2013-11)
This ASU generally requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss (NOL) carryforward, a similar tax loss or a tax credit carryforward. The guidance further includes an exception that if a NOL carryforward, a similar tax loss, or a tax credit carryforward is not available to settle any additional income taxes that would result from the disallowance of a tax position at the reporting date, or the tax law of the applicable jurisdiction does not require the entity to use them and the entity does not intend to use the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. The amendment should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Our adoption of ASU 2013-11 on January 1, 2014 did not have a material impact on our consolidated financial condition or results of operations.
Business Combinations - Pushdown Accounting (ASU 2014-17)
This ASU provides guidance on whether and at what threshold an acquired entity can apply pushdown accounting in its separate financial statements by providing it with an option to do so upon occurrence of an event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change-in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity’s most recent change-in-control event. An election to do so would be considered a change in accounting principle. If pushdown accounting is applied to an individual change-in-control event, that election is irrevocable. Our adoption of ASU 2014-17 on November 18, 2014 did not have a material impact on our consolidated financial condition or results of operations.
Recently Issued Accounting Standards
Investments—Equity Method and Joint Ventures: Accounting for Investments in Qualified Affordable Housing Projects (ASU 2014-01)
In January 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-01. The amendments in this ASU permit an entity to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method, if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and while recognizing the net investment performance in the statement of operations as a component of income tax expense (benefit). Our adoption of ASU 2014-01 on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Receivables—Troubled Debt Restructurings by Creditors: Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (ASU 2014-04)
In January 2014, the FASB issued ASU 2014-04. This ASU clarifies when an in substance repossession or foreclosure occurs such that the loan receivable should be derecognized and the real estate property recognized. An in substance repossession or foreclosure occurs upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.
An entity can elect to adopt the amendments using either a modified retrospective transition method or a prospective transition method. Our adoption of ASU 2014-04 prospectively on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Presentation of Financial Statements and Property, Plant, and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (ASU 2014-08)
In April 2014, the FASB issued ASU 2014-08. ASU 2014-08 changes the criteria for reporting discontinued operations. Under this ASU, a discontinued operation is defined as a disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The new standard no longer precludes presentation as a discontinued operation if (i) there are operations and cash flows of the component that have not been eliminated from the reporting entity’s ongoing operations, or (ii) there is significant continuing involvement with a component after its disposal.
The guidance applies prospectively to new disposals and new classifications of disposal groups as held for sale after the effective date. Our adoption of ASU 2014-08 on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Revenue from Contracts with Customers (ASU 2014-09)
In May 2014, the FASB issued ASU 2014-09 to clarify the principles for recognizing revenue and to develop a common revenue standard. Under this new standard, an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should recognize revenue through the following five-step process:
Step 1: Identify the contract(s) with a customer.
Step 2: Identify the performance obligations in the contract.
Step 3: Determine the transaction price.
Step 4: Allocate the transaction price to the performance obligations in the contract.
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.
ASU 2014-09 will be effective for us on January 1, 2017. Early adoption is not permitted. An entity should apply the amendments in this ASU either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect recognized at the date of initial application.
The guidance in this standard does not apply to financial instruments and other contractual rights or obligations within the scope of ASC 860, Transfers and Servicing. We are currently evaluating the effect of adopting this standard.
Transfers and Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures (ASU 2014-11)
In June 2014, the FASB issued ASU 2014-11. The amendments in this ASU require changes in the accounting for repurchase-to-maturity transactions and repurchase to financing arrangements. A repurchase-to-maturity transaction (repurchase agreement that matures at the same time as the transferred financial asset) will now be accounted for as a secured borrowing. For a repurchase financing arrangement (a type of repurchase agreement), a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty will be accounted for separately, which will result in secured borrowing accounting for the repurchase agreement. Transferors will no longer apply the “linked” accounting model.
Our adoption of ASU 2014-11 on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations. The disclosure requirements for certain transactions accounted for as a sale is required to be presented for interim and annual periods beginning January 1, 2015, and the disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning January 1, 2015, and for interim periods beginning after April 1, 2015.
Compensation—Stock Compensation: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (ASU 2014-12)
In June 2014, the FASB issued ASU 2014-12 to codify a final consensus reached by the EITF at its March 2014 meeting that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition rather than a condition that affects the grant-date fair value.
We currently do not have any share-based payment awards outstanding that contain performance targets, and therefore, our adoption of ASU 2014-12 on January 1, 2015 did not have an impact on our consolidated financial condition or results of operations.
Consolidation: Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity (ASU 2014-13)
In August 2014, the FASB issued ASU 2014-13. When a reporting entity elects the measurement alternative included in this ASU for a consolidated collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that collateralized financing entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. A collateralized financing entity is a variable interest entity with no more than nominal equity that holds financial assets and issues beneficial interests in those financial assets; the beneficial interests have contractual recourse only to the related assets of the collateralized financing entity and are classified as financial liabilities.
ASU 2014-13 will be effective for us on January 1, 2016, with early adoption permitted at the beginning of an annual period. An entity can elect to adopt the amendments using either a modified retrospective approach or retrospectively to all relevant prior periods. We are currently evaluating the effect of adopting this standard.
Receivables—Troubled Debt Restructurings by Creditors: Classification of Certain Government-Guaranteed Mortgage Loans upon Foreclosure (ASU 2014-14)
In August 2014, the FASB issued ASU 2014-14. The amendments in this ASU require that a mortgage loan be derecognized and that a separate other receivable be recognized upon foreclosure if the following conditions are met:

1.	The loan has a government guarantee that is not separable from the loan before foreclosure.

2.
At the time of foreclosure, the creditor has the intent to convey the real estate property to the guarantor and make a claim on the guarantee, and the creditor has the ability to recover under that claim.

3.	At the time of foreclosure, any amount of the claim that is determined on the basis of the fair value of the real estate is fixed.
Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor.
An entity can elect to adopt the amendments using either a prospective transition method or a modified retrospective transition method. Our adoption of ASU 2014-14 prospectively on January 1, 2015 did not have a material impact on our consolidated financial condition or results of operations.
Presentation of Financial Statements—Going Concern: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASU 2014-15)
In August 2014, the FASB issued ASU 2014-15 to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes.
In connection with preparing financial statements for each reporting period, an organization’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the organization’s ability to continue as a going concern within one year after the date that the financial statements are issued (or are available to be issued, when applicable), based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued (or are available to be issued, when applicable).
ASU 2014-15 will be effective for the annual period ending on December 31, 2016 and for interim periods beginning in 2017. Early adoption is permitted for reporting periods for which the financial statements have not previously been issued. We are currently evaluating the effect of adopting this standard.
Derivatives and Hedging: Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity (ASU 2014-16)
In November 2014, the FASB issued ASU 2014-16 to clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. This ASU is intended to reduce existing diversity under GAAP which may result in different accounting outcomes for economically similar hybrid financial instruments.
For hybrid financial instruments issued in the form of a share, an entity will be required to determine the nature of the host contract by considering all stated and implied substantive terms and features of the hybrid financial instrument, weighing each term and feature on the basis of all relevant facts and circumstances. An entity should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for separate accounting from the host contract. No single term or feature would necessarily determine the economic characteristics and risks of the host contract.
ASU 2014-16 will be effective for us on January 1, 2016, with early adoption permitted. An entity should adopt the amendments using a modified retrospective basis to existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted for all relevant prior periods. We are currently evaluating the effect of adopting this standard.
Income Statement—Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (ASU 2015-01)
In January 2015, the FASB issued ASU 2015-01 to eliminate the concept of extraordinary items from GAAP, as part of its simplification initiative to reduce complexity in accounting standards while maintaining or improving the usefulness of the information provided to the users of financial statements. Under ASU 2015-01, the presentation and disclosure guidance for items that are unusual in nature or occur infrequently will be retained and will be expanded to include items that are both unusual in nature and infrequently occurring.
ASU 2015-01 will be effective for us on January 1, 2016, with early adoption permitted, provided that the guidance is applied from the beginning of the fiscal year of adoption. An entity may adopt the amendments either prospectively or retrospectively to all prior periods presented in the financial statements. We are currently evaluating the effect of adopting this standard.
Consolidation—Amendments to the Consolidation Analysis (ASU 2015-02)
In February 2015, the FASB issued ASU 2015-02 to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions).
ASU 2015-02 reduces the number of consolidation models from four to two by eliminating specialized guidance for limited partnerships and similar legal entities. It also places more emphasis on risk of loss when determining a controlling financial interest. A reporting organization may no longer have to consolidate a legal entity in certain circumstances based solely on its fee arrangement when certain criteria are met. Additionally, ASU 2015-02 reduces the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE and changes consolidation conclusions for public and private companies that typically make use of limited partnerships or VIEs.
ASU 2015-02 will be effective for us on January 1, 2016, with early adoption permitted, including adoption in an interim period. We are currently evaluating the effect of adopting this standard.
Interest—Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs (ASU 2015-03)
In April 2015, the FASB issued ASU 2015-03 to simplify presentation of debt issuance costs as part of its simplification initiative to reduce complexity in accounting standards while maintaining or improving the usefulness of the information provided to the users of financial statements. Under ASU 2015-03, debt issuance costs related to a recognized debt liability will be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability and amortization of debt issuance costs will be reported as interest expense, consistent with the accounting for debt discounts. Recognition and measurement guidance for debt issuance costs will not be affected.
ASU 2015-03 will be effective for us on January 1, 2016, with early adoption permitted for financial statements which have not been previously issued. An entity should adopt the amendments on a retrospective basis and will be required to comply with the applicable disclosures for a change in an accounting principle. We are currently evaluating the effect of adopting this standard.
Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (ASU 2015-05)
In April 2015, the FASB issued ASU 2015-05 to help entities evaluate the accounting for fees paid by a customer in a cloud computing arrangement as part of its simplification initiative to reduce complexity in accounting standards while maintaining or improving the usefulness of the information provided to the users of financial statements. ASU 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract.
ASU 2015-05 will be effective for us on January 1, 2016, with early adoption permitted. An entity may adopt the amendments either prospectively to all arrangements entered into or materially modified after the effective date or on a retrospective basis. We are currently evaluating the effect of adopting this standard.